ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	June 30, 2024 (Unaudited)	December 31, 2023
Advances from customers	$74,262	$63,867
Salary payable	100,116	181,950
Tax payable	15,423	16,131
Other payable	2,346,653	2,050,824
Total	$2,536,454	$2,312,772

December 31,	2,023	2,022
Advances from customers	$63,867	$48,646
Salary payable	181,950	142,737
Tax payable	16,132	18,527
Other payable	2,050,824	2,571,858
Total	$2,312,772	$2,781,768